CONTRACT BALANCES	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
CONTRACT BALANCES	Contract Balances

	2020	2019	Change
Contract assets	$2,132	$1,688	$444
Deferred revenue - current	9,862	9,190	672
Deferred revenue - noncurrent	7,863	8,078	(215)

Contract assets are included in Accounts receivable in our consolidated balance sheets.
For the year ended December 31, 2020, $8,813 of deferred revenue was recognized in revenue that was included in the contract liability balance as of December 31, 2019 (2019 - $5,756).